Trade Accounts Receivable - Summary of Financial Assets That Are Either Past Due or Impaired (Detail) - Trade receivables [member]	12 Months Ended
	Dec. 31, 2018 ARS ($) d	Dec. 31, 2017 ARS ($) d
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,094,238,899	$ 1,893,456,947
0 to 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	262,486,585	242,261,984
31 to 60 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48,397,498	30,054,194
61 to 90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	33,078,450	8,739,612
More than 91 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	51,250,235	55,277,852
Financial assets past due but not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 369,651,039	$ 308,246,590
Average age | d	32	27
Financial assets past due but not impaired [member] | 0 to 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 262,486,585	$ 242,261,984
Financial assets past due but not impaired [member] | 31 to 60 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48,397,498	30,054,194
Financial assets past due but not impaired [member] | 61 to 90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	33,078,450	8,739,612
Financial assets past due but not impaired [member] | More than 91 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	25,688,506	27,190,800
Financial assets impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	25,561,729	28,087,052
Financial assets impaired [member] | More than 91 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 25,561,729	$ 28,087,052